Condensed Consolidated Statement of Comprehensive Income (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [Line Items]
Net earnings (loss)	$ (120,138)	$ 6,618
Other comprehensive income (loss)	3,326	(27,759)
Comprehensive loss	(116,812)	(21,141)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net earnings (loss)	(46,637)	100,366
Other comprehensive income (loss)	9,732	(79,018)
Comprehensive loss	(36,905)	21,348
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net earnings (loss)	24,175	1,748
Other comprehensive income (loss)	(35,857)	(27,655)
Comprehensive loss	(11,682)	(25,907)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Net earnings (loss)	22,235	(102,339)
Other comprehensive income (loss)	200	(108)
Comprehensive loss	22,435	(102,447)
Parent [member]
Disclosure of subsidiaries [Line Items]
Net earnings (loss)	(119,911)	6,843
Other comprehensive income (loss)	29,251	79,022
Comprehensive loss	$ (90,660)	$ 85,865